Repurchase Transactions (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of Repo Transactions and Reverse Repo Transactions
As of the indicated dates, the Group maintains the following repurchase transactions:

	12.31.21	12.31.20
Debtors for Reserve Repurchase Transactions of Government Securities	202,522,230	91,835,978
Interest Accrued Receivable for Reserve Repurchase Transactions	683,227	231,842

Total Repurchase Transactions—Assets	203,205,457	92,067,820

	12.31.21	12.31.20
Creditors for Repurchase Transactions of Government Securities	322,881	—
Interest Accrued Payable for Repurchase Transactions	1,238	—

Total Repurchase Transactions—Liabilities	324,119	—

Summary of Repo Agreements in Financial Assets Pledged as Collateral and Reverse Repo Agreements in Off-Balance Sheet Items
The notional values of the assets transferred in repurchase transactions are presented in Note 7 and Schedule O.

	12.31.21	12.31.20
Reverse Repurchase Transactions recorded in Off-Balance Sheet Items	204,795,923	93,468,930
Forward purchases for Repurchase transactions recorded in Financial Assets Pledged as Collateral	323,534	—